1933 Act File No. 2-66437
                                          1940 Act File No. 811-2993

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   34   ....................        X
                                 -------                          ---

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   27  ....................................        X
                  ------                                          ---

                 EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on April 30, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky
2101 L Street, N.W.
Washington, D.C. 20037

                              CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Trust Expenses.
Item 3.     Condensed Financial
             Information..................Financial Highlights;  Performance
                                          Information.
Item 4.     General Description of
             Registrant...................General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Investment
                                          Risks; Investment Limitations.

Item 5.     Management of the Trust.......Trust Information; Management of the
                                          Trust; Distribution of Trust Shares;
                                          Administration of the
            -----------------------
                                          Trust.
Item 6.     Capital Stock and Other
             Securities...................Dividends; Capital Gains; Shareholder
                                          Information; Voting Rights; Tax
                                          Information; Federal Income
                                          Tax; State and Local Taxes.
Item 7.     Purchase of Securities Being
             Offered......................Investing in the Trust; Share
                                          Purchases; Full Service Account;
                                          Minimum Investment Required; Receipt
                                          of Orders; Certificates and
                                          Confirmations; Retirement Plans;
                                          Exchange Privilege; Requirements for
                                          Exchange; Tax Consequences; Making an
                                          Exchange; Net Asset Value.
Item 8.     Redemption or Repurchase......Redeeming Shares; Redeeming by Check;
                                          VISA Account; Written Requests;
                                          Accounts With Low Balances.
            ------------------------
Item 9.     Legal Proceedings.............None.
            -----------------

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents             Table of Contents.
Item 12.    General Information and
             History......................General Information About the Trust;
                                          Massachusetts Partnership Law; About
                                          Federated Investors.
Item 13.    Investment Objectives and
             Policies                     Investment Objective and Policies.
Item 14.    Management of the Registrant..Edward D. Jones & Co. Daily Passport
                                          Cash Trust Management; Trustees
                                          Compensation.
Item 15.    Control Persons and Principal
            Holders of Securities         Trust Ownership.
Item 16.    Investment Advisory and Other
            Services......................Investment Advisory Services; Other
                                          Services;
Item 17.    Brokerage Allocation..........Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not applicable.
Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered...Purchasing Shares; Determining Net
                                          Asset Value; Redeeming Shares.
            ---------------------------
Item 20.    Tax Status....................Tax Status.
            ----------
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculations of Performance
             Data.........................Yield; Effective Yield; Total Return;
                                          Performance Comparisons.
Item 23.    Financial Statements..........(Filed in Part A).


Edward D. Jones & Co. Daily Passport Cash Trust
"A Passport to Cash Management"

Prospectus

The shares of Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") offered by this prospectus represent interests in a no-load, open-end management investment company (a mutual fund) investing in money market instruments to achieve stability of principal and current income consistent with stability of principal.

An investment in the Trust is neither insured nor guaranteed by the U.S. government. The Trust attempts to maintain a stable net asset value of $1.00 per share; there can be no assurance that the Trust will be able to do so.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for futurereference.

The Trust has also filed a Statement of Additional Information dated April 30, 1998, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Website (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Prospectus dated April 30, 1998




                               TABLE OF CONTENTS

Summary of Trust Expenses                             1
Financial Highlights                                  2
General Information                                   3
Investment Information                                3
 Investment Objective                                 3
 Investment Policies                                  3
 Investment Risks                                     5
 Investment Limitations                               5
Net Asset Value                                       5
Investing in the Trust                                5
 Share Purchases                                      5
 Full Service Account                                 5
 Minimum Investment Required                          6
 Receipt of Orders                                    6
 Account Activity                                     6
 Dividends                                            6
 Capital Gains                                        6
 Retirement Plans                                     6
Exchange Privilege                                    6
 Requirements for Exchange                            6
 Tax Consequences                                     7
 Making an Exchange                                   7
Redeeming Shares                                      7
 Redeeming by Check                                   7
 VISA Account                                         7
 Written Requests                                     7
 Accounts with Low Balances                           8
Trust Information                                     8
 Management of the Trust                              8
 Distribution of Trust Shares                         9
 Administration of the Trust                          9
Shareholder Information                               9
 Voting Rights                                        9
Tax Information                                      10
 Federal Income Tax                                  10
 State and Local Taxes                               10
Performance Information                              10
Financial Statements                                 11
Report of Ernst & Young LLP, Independent Auditors    18
Addresses                                            19


                           SUMMARY OF TRUST EXPENSES

                                                 Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...............................................  None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)..................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).......... None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................................... None
Exchange Fee................................................................................................................. None

                                                     Annual Operating Expenses
                                              (As a percentage of average net assets)
Management Fee.............................................................................................................. 0.42%
12b-1 Fee................................................................................................................... None
Total Other Expenses........................................................................................................ 0.47%
Shareholder Servic.es Fee..........................................................................................  0.25%
Total Operating Expenses.................................................................................................... 0.89%

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Shareholders who do not maintain an average monthly account balance of $2,500 will be charged a monthly fee (this does not apply to retirement accounts).

Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 year.......................................................................................................................   $  9
3 years......................................................................................................................   $ 28
5 years......................................................................................................................   $ 49
10 years.....................................................................................................................   $110

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.





     EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST--FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 18.


                                                      Year Ended February 28 or 29,
                                       -----------------------------------------------------------
                                         1998         1997         1996         1995         1994
Net asset value,
beginning of period                     $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------
Income from investment
operations
----------------------------
 Net investment income                   0.05         0.04         0.05         0.04         0.02
---------------------------------------------------------------------------------------------------
Less distributions
----------------------------
 Distributions from
 net investment income                  (0.05)       (0.04)      (0.05)       (0.04)        (0.02)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------
Total return(a)                          4.84%        4.59%        5.06%        3.78%        2.33%
---------------------------------------------------------------------------------------------------
Ratios to average net assets
-----------------------------
 Expenses                                0.89%        0.89%        0.96%        0.98%        0.95%
---------------------------------------------------------------------------------------------------
 Net investment income                   4.72%        4.49%        4.92%        3.74%        2.31%
---------------------------------------------------------------------------------------------------
Supplemental data
-----------------------------
 Net assets, end of period
 (000 omitted)                     $5,805,434   $4,760,020   $3,951,155   $2,464,260   $2,171,225
---------------------------------------------------------------------------------------------------




                                                      Year Ended February 28 or 29,
                                       -----------------------------------------------------------
                                         1993         1992         1991         1990         1989
Net asset value,
beginning of period                     $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------
Income from investment
operations
-----------------------------
 Net investment income                   0.03         0.05         0.07         0.08         0.07
---------------------------------------------------------------------------------------------------
Less distributions
-----------------------------
 Distributions from
 net investment income                  (0.03)       (0.05)       (0.07)       (0.08)       (0.07)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                            1.00   $     1.00   $     1.00   $     1.00   $     1.00
-----------------------------
Total return(a)                          2.82%        4.98%        7.39%        8.63%        7.24%
---------------------------------------------------------------------------------------------------
Ratios to average net assets
-----------------------------
 Expenses                                0.95%        0.87%        0.83%        0.88%        1.01%
---------------------------------------------------------------------------------------------------
 Net investment income                   2.79%        4.89%        7.13%        8.23%        7.14%
---------------------------------------------------------------------------------------------------
Supplemental data
-----------------------------
 Net assets, end of period
 (000 omitted)                     $2,223,226   $2,469,295   $2,631,671   $2,235,991   $1,279,762
---------------------------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(See Notes which are an integral part of the Financial Statements)


                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1980. The Trust is designed for individual, joint, custodial, trust, fiduciary, corporate, partnership, association, or proprietorship accounts as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in one year or less. A minimum initial investment of $1,000 is required.

The Trust attempts to stabilize the value of a share at $1.00. Trust shares are currently sold and redeemed at that price.

                             INVESTMENT INFORMATION

Investment Objective

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. The Trust pursues this investment objective by investing in a portfolio of money market instruments maturing in one year or less. The average maturity of money market instruments in the Trust's portfolio, computed on a dollar-weighted basis, will be 120 days or less, but the Trust intends to compute on a dollar-weighted basis of 90 days. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

Investment Policies
Acceptable Investments

The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

 . domestic issues of corporate debt obligations, including variable rate demand notes;

 .  commercial paper (including Canadian Commercial Paper and Europaper);

 . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

 .  short-term credit facilities, such as demand notes;

 .  asset-backed securities;

 . obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

 .  other money market instruments.

The Trust invests only in instruments denominated and payable in U.S. dollars.

 Variable Rate Demand Notes

 Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Trust may next tender the security for repurchase.

 Bank Instruments

 The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

 Short-Term Credit Facilities

 Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Trust) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Trust may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

 Asset-Backed Securities

 Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

Credit Enhancement

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default, or change in the credit quality of the party providing the credit-enhancement, will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price.

Demand Features

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Restricted and Illiquid Securities

The Trust may invest up to 10% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Trust may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal law. The Trust will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, ETDs and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold through, or with the assistance of, an issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

When-Issued and Delayed Delivery Transactions

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

Investment Risks

ECDs, ETDs, Yankee CDs, CCPs, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the Trust's adviser in selecting investments for the Trust.

Investment Limitations
The Trust will not:

 .borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

 . invest more than 5% of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations); or

 . invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations.

                                NET ASSET VALUE

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.

Trust shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust.


The net asset value is determined at 12:00 noon (Eastern Time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             INVESTING IN THE TRUST

Share Purchases To purchase shares of the Trust:

 . sign the Automatic Collection and Reinvestment Service Agreement, also available from an Edward D. Jones & Co. investment representative (optional, but recommended);

 . complete and sign a check-writing application, availablefrom an Edward D. Jones & Co. investment representative (optional);

 .  enclose a check for $1,000 or more made payable to Edward D. Jones & Co.; and

 . send the check and completed form(s) to your local Edward D. Jones & Co. office.

Federal Reserve or Bank Wire

Shares may also be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Trust shares. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions should be directed to your shareholder services representative at the telephone number listed on your account statement. An investment representative of Edward D. Jones & Co. must be contacted before wiring any funds.

Full Service Account

Shareholders of the Trust may subscribe to Edward D. Jones & Co.'s Full Service Account ("FSA"). This program provides a convenient method for investment by linking the shareholder's Trust Account and Edward D. Jones & Co. Brokerage Account. The FSA subscriber, with a free credit balance in a Brokerage Account, will automatically have this sum invested in the Trust Account on a daily basis. FSA also permits daily, automatic redemption of Trust shares to satisfy debit balances in the shareholders' Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

Minimum Investment Required

The minimum initial investment in the Trust is $1,000. Subsequent investments must be in amounts of at least $1,000 except for the FSA in which there is no minimum requirement. If the investor has signed an Automatic Collection and Reinvestment Service Agreement there is no minimum. An investment can be made by sending a check to Edward D. Jones & Co. with instructions that it be invested in the Trust.

Receipt of Orders

Trust shares are sold on days on which the New York Stock Exchange is open. Orders are considered received after payment by check is converted by Edward D. Jones & Co. or Federated Shareholder Services Company, the Trust's transfer agent, into federal funds (normally within two business days of receiving the check). When payment is made with federal funds, the order is considered received immediately.

The Trust reserves the right to reject any purchase request.


Account Activity


All purchases, redemptions, and dividends paid during the preceding month will be confirmed on the shareholder's Edward D. Jones & Co. monthly account statement. The Trust will not issue share certificates.

Dividends

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust. Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day.

Capital Gains

Since the Trust's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Trust does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Trust realizes net long-term capital gains, it will distribute them at least once every 12 months.

Retirement Plans

Shares of the Trust can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact an investment representative of Edward D. Jones & Co. and consult a tax adviser.

                               EXCHANGE PRIVILEGE

Trust shares may be acquired in exchange for shares of certain other funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds") at net asset value. Also, Trust shares may be exchanged for shares in other Federated Funds at net asset value plus a sales charge, if applicable. Neither the Trust nor any of the Federated Funds impose any additional fees onexchanges.

Please contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your shares may be exchanged.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500balance in one of the Federated Funds.

Requirements for Exchange

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of
the fund for which the exchange is being made.     Upon receipt of proper
instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be terminated at any time. Shareholders will be notified of the
termination of the exchange privilege.      Further information on the exchange
privilege and prospectuses for the Federated Funds are available by contacting your Edward D. Jones & Co. investment representative.

Tax Consequences

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.

Making an Exchange

Exchange instructions for Federated Funds may be given in writing or by telephoning your Edward D. Jones & Co. investment representative. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact the broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

Telephone Instructions

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with Federated Shareholder Services Company. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with Federated Shareholder Services Company. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by Federated Shareholder Services Company before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

                                REDEEMING SHARES

The Trust redeems shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made:

 .  by writing a check;

 .  by VISA check card and VISA checks;

 .  by contacting your Edward  D. Jones & Co. investment representative; or

 .  by written request.

Redeeming by Check

At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming Trust shares. For further information, contact an investment representative of Edward D. Jones & Co.

Using the Checking Account


With a Trust checking account, shares may be redeemed simply by writing a check for $500 or more. The redemption will be made at the net asset value on the date that the check is presented to State Street Bank and Trust Company on behalf of the Trust. A check may not be written to close an account. In addition, if a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's local bank. Checks should never be sent to Federated Shareholder Services Company to redeem shares. Canceled checks are currently sent to the shareholder each month. We reserve the right to return on a less frequent basis, or to truncate or image the checks. A shareholder's checkwriting privilege may be discontinued at any time.


VISA Account

At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This VISA account allows a shareholder to redeem Trust shares by using a VISA check card or VISA checks. A VISA check may not be written to close an account. A shareholder with a VISA account may not use the Trust checking account privileges (only one check-writing option may be chosen). For further information, contact an investment representative of Edward D. Jones & Co. Canceled checks are currently sent to shareholders each month. We reserve the right to return on a less frequent basis, or to truncate or image the checks. A shareholder's VISA privilege may be discontinued at any time.

Written Requests

Trust shares may also be redeemed by sending a written request to Edward D. Jones & Co. Call Edward D. Jones & Co. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request, the shareholder's name, the Trust name, the account number, and the share or dollar amount requested. If share certificates have been issued, they should be sent unendorsed by registered or certified mail with the written request.

Signatures

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 . a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 . a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

 . a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

 . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notarypublic.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Receiving Payment

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. In addition, proceeds from redemption requests received before 3:00 p.m. (Eastern Time) may be wired the same day to the shareholders's account, but will not include that day's dividend. Proceeds from redemption requests after that time include that day's dividend but will be wired the following business day.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, there is an average monthly (calculated on a 30-day basis) account balance policy. Shareholders must maintain a $2,500 average monthly account balance.

Shareholders who do not maintain an average monthly account balance of $2,500, in any given 30-day period, will be charged a $3.00 fee for that period. The checkwriting, VISA and FSA privileges will be deleted from accounts with a zero
balance after 90 days.      This policy does not currently apply to IRAs,
Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.

                               TRUST INFORMATION

Management of the Trust
Board of Trustees

The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.

Investment Adviser

Investment decisions for the Trust are made by Passport Research, Ltd. (the "Adviser"), the Trust's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase, sale, or exchange of portfolio instruments, for which it receives an annual fee from theTrust.

 Advisory Fees
 The annual investment advisory fee is based on the Trust's average daily net assets as shown on the chart below.


                         Advisory Fee as
 Average Daily        Percentage of Average
  Net Assets            Daily Net Assets
 -------------        ---------------------
 First $500 million          0.500%
 Second $500 million         0.475%
 Third $500 million          0.450%
 Fourth $500 million         0.425%
 Over $2 billion             0.400%

 Adviser's Background

 Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is owned by Federated Investors. Edward D. Jones & Co. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

 Federated Investors

 With over $120 billion invested across more than 300funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through approximately 4,000 financial institutions nationwide.

 Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Trust Shares

Edward D. Jones & Co. is the principal distributor for shares of the Trust. Although it receives no compensation from the Trust for sales of its shares, it does provide administrative personnel and services to Federated Services Company, for which it receives a fee equal to approximately 0.039% of average daily net assets of the Trust. Prior to March 1, 1994, Edward D. Jones & Co. provided similar personnel and services to the Trust at approximate cost. The Trust has agreed to indemnify the distributor, and the distributor has agreed to indemnify the Trust against certain civil liabilities, including liabilities under the Securities Act of 1933.

Shareholder Services

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will pay Edward D. Jones & Co. to perform shareholder services. Edward D. Jones & Co. will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

Federated Securities Corp. acts as the Trust's distributor in those states in which Edward D. Jones & Co. is not registered. Federated Securities Corp. is a subsidiary of Federated Investors and is the principal distributor for a number of investment companies.

Administration of the Trust

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds.

                     Average Aggregate
Maximum Fee           Daily Net Assets
-----------  -----------------------------------
  0.150%         on the first $250 million
  0.125%         on the next $250 million
  0.100%         on the next $250 million
  0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                            SHAREHOLDER INFORMATION

Voting Rights

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

                                TAX INFORMATION

Federal Income Tax

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies even though dividends and distributions are received as additional shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

State and Local Taxes
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, and effective yield.

The yield of the Trust represents the annualized rate of income earned on an investment in the Trust over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

                            PORTFOLIO OF INVESTMENTS

                Edward D. Jones & Co. Daily Passport Cash Trust

                               February 28, 1998

     Principal
       Amount                                                                                                        Value
                      Government Agencies--34.1%
$40,000,000   (a)Federal Farm Credit System Floating Rate Notes, 5.479%, 4/1/1998                               $   39,998,110
 36,500,000   Federal Farm Credit System, 5.600%-5.700%, 9/2/1998-10/1/1998                                         36,458,099
241,265,000   (b)Federal Home Loan Bank System Discount Notes, 5.380%-5.570%, 3/4/1998-6/22/1998                   239,580,878
147,500,000   (a)Federal Home Loan Bank System Floating Rate Notes, 5.395%-5.726%, 3/3/1998-3/23/1998              147,452,825
170,065,000   Federal Home Loan Bank System, 5.640%-6.025%, 3/10/1998-1/21/1999                                    170,035,013
 70,000,000   (a)Federal Home Loan Mortgage Corp. Floating Rate Notes,5.405%, 3/20/1998                             69,983,117
 40,900,000   Federal Home Loan Mortgage Corp., 5.715%-5.840%, 3/17/1998-4/8/1998                                   40,899,983
394,000,000   (b)Federal National Mortgage Association Discount Notes, 5.300%-5.555%,  3/30/1998-10/8/1998         387,801,306
350,500,000   (a)Federal National Mortgage Association Floating Rate Notes, 5.415%-5.779%, 3/3/1998-3/17/1998      350,335,904
370,000,000   Federal National Mortgage Association, 5.360%-7.000%, 3/10/1998-3/5/1999                             369,828,125
 50,000,000   (b)Student Loan Marketing Association Discount Notes, 5.590%, 3/2/1998                                49,992,236
 32,000,000   (a)Student Loan Marketing Association Floating Rate Notes, 5.779%, 3/3/1998                           31,989,778
 45,275,000   Student Loan Marketing Association, 5.625%-5.830%, 10/29/1998-2/12/1999                               45,273,145
                                                                                                                 -------------
                      Total Government Agencies                                                                  1,979,628,519
                                                                                                                 -------------
(c)Repurchase Agreements--64.3%
255,000,000   ABN AMRO Chicago Corp., 5.690%, dated 2/27/1998, due 3/2/1998                                        255,000,000
510,000,000   Bear, Stearns and Co., 5.690%, dated 2/27/1998, due 3/2/1998                                         510,000,000
175,000,000   CIBC Wood Gundy Securities Corp., 5.690%, dated 2/27/1998, due 3/2/1998                              175,000,000
152,000,000   (d)Chase Government Securities, Inc., 5.550%, dated 1/20/1998, due 4/20/1998                         152,000,000
115,000,000   (d)Chase Government Securities, Inc., 5.550%, dated 1/27/1998, due 4/6/1998                          115,000,000
260,000,000   Donaldson, Lufkin and Jenrette Securities Corp., 5.640%, dated 2/27/1998, due 3/2/1998               260,000,000
 75,000,000   First Union Capital Markets, 5.640%, dated 2/27/1998, due 3/2/1998                                    75,000,000
 99,000,000   (d)Goldman Sachs Group, LP, 5.550%, dated 2/26/1998, due 4/27/1998                                    99,000,000
120,000,000   Goldman Sachs Group, LP, 5.690%, dated 2/27/1998, due 3/2/1998                                       120,000,000
280,000,000   HSBC Securities, Inc., 5.690%, dated 2/27/1998, due 3/2/1998                                         280,000,000
220,000,000   (d)J.P. Morgan & Co., Inc., 5.540%, dated 2/12/1998, due 3/31/1998                                   220,000,000
159,000,000   (d)Lehman Brothers, Inc., 5.520%, dated 1/9/1998, due 4/6/1998                                       159,000,000
230,000,000   Morgan Stanley Group, Inc., 5.700%, dated 2/27/1998, due 3/2/1998                                    230,000,000
245,000,000   Prudential Securities, Inc., 5.690%, dated 2/27/1998, due 3/2/1998                                   245,000,000
225,000,000   Societe Generale, New York, 5.650%, dated 2/27/1998, due 3/2/1998                                    225,000,000
 36,100,000   Swiss Bank Capital Markets, 5.630%, dated 2/27/1998, due 3/2/1998                                     36,100,000
150,000,000   Swiss Bank Capital Markets, 5.630%, dated 2/27/1998, due 3/2/1998                                    150,000,000
225,000,000   Toronto Dominion Securities (USA) Inc., 5.690%, dated 2/27/1998, due 3/2/1998                        225,000,000
100,000,000   UBS Securities, Inc., 5.690%, dated 2/27/1998, due 3/2/1998                                          100,000,000
100,000,000   Westdeutsche Landesbank Girozentrale, 5.640%, dated 2/27/1998, due 3/2/1998                          100,000,000
                                                                                                                 -------------
                      Total Repurchase Agreements                                                                3,731,100,000
                                                                                                                 -------------
U.S. Treasury--1.6%
22,000,000    United States Treasury Notes, 5.875%, 1/31/1999                                                       22,063,218
39,000,000    United States Treasury Notes, 6.125%, 5/15/1998                                                       39,014,323
31,000,000    United States Treasury Notes, 6.250%, 7/31/1998                                                       31,068,703
                                                                                                                 -------------
                      Total U.S. Treasury                                                                           92,146,244
                                                                                                                 -------------
                      Total Investments (at amortized cost)(e)                                                  $5,802,874,763
                                                                                                                 -------------

(a) Current rate and next reset date shown.
(b) Discount rate at time of purchase.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,805,434,362) at February 28, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership
(See Notes which are an integral part of the Financial Statements)



                      STATEMENT OF ASSETS AND LIABILITIES

                Edward D. Jones & Co. Daily Passport Cash Trust

                               February 28, 1998

Assets:
Investments in repurchase agreements                                  $3,731,100,000
Investments in securities                                              2,071,774,763
Total investments in securities, at amortized cost and value           5,802,874,763
Cash                                                                       3,635,335
Income receivable                                                         17,139,679
Receivable for shares sold                                                74,572,857
                                                                       -------------
 Total assets                                                          5,898,222,634
Liabilities:
Payable for investments purchased                        $58,982,352
Payable for shares redeemed                               25,971,976
Income distribution payable                                4,582,696
Accrued expenses                                           3,251,248
                                                         -----------
 Total liabilities                                                        92,788,272
                                                                       -------------
Net Assets for 5,805,434,362 shares outstanding                       $5,805,434,362
                                                                       -------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,805,434,362 (divide) 5,805,434,362 shares outstanding                       $1.00
                                                                       -------------
(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                Edward D. Jones & Co. Daily Passport Cash Trust

                          Year Ended February 28, 1998

Investment Income:
Interest                                                                                $288,702,686
Expenses:
Investment advisory fee                                               $ 21,839,967
Administrative personnel and services fee                                3,884,997
Custodian fees                                                             200,341
Transfer and dividend disbursing agent fees and expenses                 5,326,111
Directors'/Trustees' fees                                                   52,019
Auditing fees                                                               18,106
Legal fees                                                                  14,700
Portfolio accounting fees                                                  286,415
Shareholder services fee                                                12,868,729
Share registration costs                                                   637,852
Printing and postage                                                       371,870
Insurance premiums                                                          31,735
Taxes                                                                       10,435
Miscellaneous                                                               75,337
                                                                      ------------
Total expenses                                                                            45,618,614
                                                                                        ------------
   Net investment income                                                                $243,084,072
                                                                                        ------------
(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                Edward D. Jones & Co. Daily Passport Cash Trust


                                                                                               Year Ended February 28,
                                                                                         -----------------------------------
                                                                                               1998               1997
                                                                                         ----------------     --------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                    $    243,084,072   $    189,817,313
                                                                                         ----------------   ----------------
Distributions to Shareholders--
Distributions from net investment income                                                     (243,084,072)      (189,817,313)
                                                                                         ----------------   ----------------
Share Transactions--
Proceeds from sale of shares                                                               20,818,466,418     16,504,255,897
Net asset value of shares issued to shareholders in payment of distributions declared         239,671,111        186,566,785
Cost of shares redeemed                                                                   (20,012,723,131)   (15,881,957,509)
                                                                                         ----------------   ----------------
 Change in net assets resulting from share transactions                                     1,045,414,398        808,865,173
                                                                                         ----------------   ----------------
   Change in net assets                                                                     1,045,414,398        808,865,173
Net Assets:
Beginning of period                                                                         4,760,019,964      3,951,154,791
                                                                                         ----------------   ----------------
End of period                                                                            $  5,805,434,362   $  4,760,019,964
                                                                                         ----------------   ----------------
(See Notes which are an integral part of the Financial Statements)


                       NOTES TO FINANCIAL STATEMENTS

                Edward D. Jones & Co. Daily Passport Cash Trust

                               February 28, 1998

(1) Organization

Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1998, capital paid-in aggregated $5,805,434,362. Transactions in shares were as follows:


                                                                                  Year Ended
                                                                                 February 28,
                                                                       --------------------------------
                                                                            1998              1997
                                                                       --------------   ---------------
Shares sold                                                            20,818,466,418    16,504,255,897
Shares issued to shareholders in payment of distributions declared        239,671,111       186,566,785
Shares redeemed                                                       (20,012,723,131)  (15,881,957,509)
                                                                      ---------------   ---------------
 Net change resulting from share transactions                           1,045,414,398       808,865,173
                                                                      ---------------   ---------------


(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee

Passport Research Ltd., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, and 0.425% on the next $500 million and 0.40% thereafter. The adviser will waive the amount that normal operating expenses of the Trust (including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.5% per year on the first $30 million of average daily net assets of the Trust, 2% per year on the next $70 million of average daily net assets of the Trust, and 1.5% per year on any additional assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Trust will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward D. Jones & Co. Daily Passport Cash Trust as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our
audits.     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a
reasonable basis for our opinion.      In our opinion, the financial statements
and financial highlights referred to above present fairly, in all material respects, the financial position of Edward D. Jones & Co. Daily Passport Cash Trust at February 28, 1998, and the results of its operations for the year then ended, changes in its net assets for each of the years in the period then ended, and financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

April 15, 1998


                                   ADDRESSES

                             Edward D. Jones & Co.
                           Daily Passport Cash Trust
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                             Principal Distributor
                             Edward D. Jones & Co.
                              201 Progress Parkway
                        Maryland Heights, Missouri 63043

                                  Distributor
                           Federated Securities Corp.
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                               Investment Adviser
                            Passport Research, Ltd.
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                                   Custodian
                      State Street Bank and Trust Company
                                 P.O. Box 1800
                        Boston, Massachusetts 02266-8600

                  Transfer Agent and Dividend Disbursing Agent
                     Federated Shareholder Services Company
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                              Independent Auditors
                               Ernst & Young LLP
                               One Oxford Centre
                         Pittsburgh, Pennsylvania 15219

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[LOGO EdwardJones]

Daily
Passport
Cash Trust


PROSPECTUS
------------------------------------
April 30, 1998



A Passport
to Cash
Management


Serving Individual Investors Since 1871




Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451
Distributor

[LOGO EdwardJones]

Cusip 480023100
8032801A (4/98)





                 Edward D. Jones & Co. Daily Passport Cash Trust

                       Statement of Additional Information










       This Statement of Additional Information should be read with the prospectus of the Trust dated April 30, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write Edward D. Jones & Co. Daily Passport Cash Trust at 201 Progress Parkway, Maryland Heights, Missouri 63043, or call 1-800-331-2451.

    Federated Investors Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7000

                                             Statement dated April 30, 1998




EDWARD D. JONES & CO.

201 PROGRESS PARKWAY

MARYLAND HEIGHTS, MISSOURI 63043

1-800-331-2451

Distributor

Table of Contents

I

General Information About the Trust    1

Investment Objective and Policies      1
  Types of Investments                 1
  Restricted and Illiquid Securities   2
  When-Issued and Delayed
   Delivery Transactions               2
  Repurchase Agreements                2
  Reverse Repurchase Agreements        2
  Credit Enhancement                   3
  Investment Limitations               3
  Regulatory Compliance                4

Purchasing Shares                      5
  Conversion to Federal Funds          5

Determining Net Asset Value            5
  Use of the Amortized Cost Method     5

Redeeming Shares                       6
  Redemption in Kind                   6
  VISA Account                         6

Massachusetts Partnership Law          6
  Trust Ownership                      7

Edward D. Jones Daily Passport Cash Trust Management   8
  Trustees Compensation               12
  Trustee Liability                   12

Investment Advisory Services          13
  Adviser to the Trust                13
  Advisory Fees                       13



Brokerage Transactions                13

Other Services                        14
  Trust Administration                14
  Custodian and Portfolio Accountant  14
  Transfer Agent                      14
  Independent Auditors                14
  Shareholder Services Agreement      14

Tax Status                            14
  The Trust's Tax Status              14
  Shareholders' Tax Status            14

Yield                                 15

Effective Yield                       15

Total Return                          15

Performance Comparisons               15
  Economic and Market Information     16

About Federated Investors             16
  Mutual Fund Market                                                  16
  Institutional Clients                                                     17
  Bank Marketing                                                           17
  Broker/Dealers and Bank
      Broker/Dealer Subsidiaries                                   17

                                       Page 1
General Information About the Trust

Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1980.

Investment Objective and Policies

The Trust's investment objective is to provide stability of principal and current income consistent with stability of principal.

Types of Investments

The Trust invests in money market instruments which mature in one year or less and which include, but are not limited to, bank instruments, commercial paper, demand master notes, and U.S. government obligations.



The investment objective and policies cannot be changed without approval of shareholders.

    Bank Instruments

      In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Trust may invest in:

o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

o    Yankee   Certificates  of  Deposit,   which  are  U.S.   dollar-denominated
     certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

    Ratings

      A nationally recognized statistical rating organization's (NRSRO's) highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."



    U.S. Government Obligations

     The types of U.S. government obligations in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

     o    Federal Home Loan Banks;

      o  Federal Home Loan Mortgage Corporation;

      o  Federal National Mortgage  Association;

      o  Government  National Mortgage  Association; and

      o  Student Loan Marketing Association.

Restricted and Illiquid Securities

The ability of the Trust's Board of Trustees (the "Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities.

      o  the frequency of trades and quotes for the security;

     o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Trust may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.



Credit Enhancement

The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit-enhancement (the "credit-enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit-enhancer for diversification purposes, unless the Trust has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit-enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit-enhancer.

The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

Investment Limitations

The Trust will not change any of the investment limitations described below without approval of shareholders.

    Selling Short and Buying on Margin

      The Trust will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

    Borrowing Money

      The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    Pledging Assets

      The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

    Investing in Commodities, Minerals, or Real Estate

      The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.

    Underwriting

      The Trust will not engage in underwriting of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

    Lending Cash or Securities

      The Trust will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.



    Acquiring Securities

      The Trust will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

    Diversification of Investments

      The Trust will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.

      The Trust considers the type of bank obligations it purchases as cash items.

    Concentration of Investments

      The Trust will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.

      However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

    Investing in New Issuers
      The Trust will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.

     Investing in Issuers Whose Securities Are Owned by Officers and Trustees of the Trust

      The Trust will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

    Dealing in Puts and Calls

      The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.

    Investing in Restricted Securities

      The Trust will not invest more than 10% of its total assets in securities which are subject to restrictions on resale under federal securities laws, except for Section 4(2) commercial paper.

    Issuing Senior Securities

      The Trust will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Regulatory Compliance

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Purchasing Shares

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Trust is explained in the prospectus under "Investing in the Trust."

Conversion to Federal Funds

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Edward D. Jones & Co. or Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The Trust attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Trust are described in the prospectus.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective.

Under the Rule, the Trust is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Trust to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Trust to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Trust acquires instruments subject to demand features and standby commitments to enhance the instruments' liquidity. The Trust treats demand features and standby commitments as part of the underlying instruments, because the Trust does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts," the Trust does not consider them to be separate investments for purposes of its investment policies.

    Monitoring Procedures

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    Investment Restrictions

      The Rule requires that the Trust limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than one year can be purchased by the Trust.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

It is the Trust's usual practice to hold portfolio securities to maturity and realize par, unless the investment adviser determines that sale or other disposition is appropriate in light of the Trust's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of the Trust computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Redeeming Shares

The Trust redeems shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

VISA Account



At the shareholder's request, State Street Bank and Trust Company ("State Street Bank") will establish a VISA account. This VISA account allows a shareholder to redeem Trust shares by using a VISA check card or VISA checks.

The VISA check card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day) from any bank honoring VISA.

State Street Bank will notify the Trust daily of all charges and cash advances being presented against the VISA account, and Trust shares will be redeemed immediately. When a VISA draft or check is presented to State Street Bank for payment, State Street Bank presents the draft or check to the Trust. Enough shares are redeemed from the account to cover the transactions. This enables the shareholder to continue to earn daily income dividends on Trust shares up to the date they are redeemed.

In the event that there are insufficient shares in the shareholder's Trust account to cover the amount of the VISA check card or VISA check transaction, State Street Bank is authorized to place a stop transfer on the shareholder's Trust account, to impose a finance charge on the amount, and to institute collection proceedings.

Shareholders are subject to State Street Bank account regulations. State Street Bank charges an annual VISA fee of $40 to cover credit fees and administrative costs. Enough shares are redeemed automatically from the account to pay the fee. Lost or stolen cards should be reported immediately to State Street Bank (1-800-331-2451).

State Street Bank and the Trust have the right to modify or terminate the VISA check card privilege or to impose additional charges for establishing or maintaining a VISA account.



Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request , the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Trust Ownership



Officers and Trustees own less than 1% of the Trust's outstanding shares. As of March 26, 1998, no shareholders of record owned 5% of more of the outstanding shares of the Trust.

   Edward D. Jones Daily Passport Cash Trust Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Edward D. Jones Daily Passport Cash Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr.
Donahue is the son of John F. Donahue, Chairman and Trustee  of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.





As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

Trustees Compensation


                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
TRUST                      TRUST*               FROM FUND COMPLEX +

John F. Donahue,           $0                   $0 for the Trust and
Chairman and Trustee                            56 other investment companies in the Complex

Thomas G. Bigley,          $4,537.75            $111,222 for the Trust and
Trustee                                         56 other investment companies in the Complex

John T. Conroy, Jr.,       $4,992.27            $122,362 for the Trust and
Trustee                                         56 other investment companies in the Complex

William J. Copeland,       $4,992.27            $122,362 for the Trust and
Trustee                                         56 other investment companies in the Complex

James E. Dowd,             $4,992.27            $122,362 for the Trust and
Trustee                                         56 other investment companies in the Complex

Lawrence D. Ellis, M.D.,   $4,537.75            $111,222 for the Trust and
Trustee                                         56other investment companies in the Complex

Edward L. Flaherty, Jr.,   $4,992.27            $122,362 for the Trust and
Trustee                                         56 other investment companies in the Complex

Peter E. Madden,           $4,537.75            $111,222 for the Trust and
Trustee                                         56 other investment companies in the Complex

John E. Murray, Jr.,       $4,537.75            $111,222 for the Trust and
Trustee                                         56other investment companies in the Complex

Wesley W. Posvar,          $4,537.75            $111,222 for the Trust and
Trustee                                         56 other investment companies in the Complex

Marjorie P. Smuts,         $4,537.75            $111,222 for the Trust and
Trustee                                         56 other investment companies in the Complex

*Information is furnished for the fiscal year ended February 28, 1998.

+ The information provided is for the last calendar year end.



Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Trust



The Trust's investment adviser, Passport Research, Ltd. (the "Adviser"), was organized as a Pennsylvania limited partnership in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. The limited partner of the Adviser is Edward D. Jones & Co. which owns a 49.5% interest in the Adviser. Federated Advisers is owned by FII Holdings, Inc., a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

At any time, Edward D. Jones & Co. can require Federated Investors to repurchase all of its partnership interest in the Adviser at the then current book value. Edward D. Jones & Co. cannot transfer, sell, or assign its partnership interest in the Adviser without first offering it to Federated Investors.

As long as Edward D. Jones & Co. owns a partnership interest in the Adviser, it cannot acquire, organize, or cause the organization of any other money market mutual fund or enter into arrangements with an investment adviser or underwriter of any other money market mutual fund in which Edward D. Jones & Co. will offer the shares of the other money market mutual fund. Edward D. Jones & Co. has agreed not to solicit proxies in opposition to management of the Trust unless a court of competent jurisdiction finds the conduct of a majority of the Trustees constitutes willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

All of the executive officers of the Trust, except J. Christopher Donahue, are officers of the Adviser. These relationships are described under "Edward D. Jones & Co. Daily Passport Cash Trust Management."

The Adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Passport Research, Ltd. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended February 28, 1998 and 1997, the Trust's adviser earned $21,839,967 and $18,178,478, respectively. During the fiscal year ended February 29, 1996, the Trust's adviser earned $14,050,499. All advisory fees were computed on the same basis as in the present contract described in the prospectus.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended February 28, 1998 and 1997, no brokerage commissions were paid by the Trust. For the fiscal year ended February 29, 1996 , no brokerage commissions were paid by the Trust.



Although investment decisions for the Trust are made independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

Other Services

Trust Administration



Federated Services Company, a subsidiary of Federated Investors, and Edward D. Jones & Co., provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Companyand Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended February 28, 1998 and 1997, the Administrators earned $3,884,997 and $3,198,194, respectively. For the fiscal year ended February 29, 1996, the Administrators earned $2,421,597.



Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period, plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the number of shareholder accounts. Edward D. Jones & Co. is sub-transfer agent for the shares of the Trust.

Independent Auditors

The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Shareholder Services Agreement

This arrangement permits the payment of fees to Edward D. Jones & Co. to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.



For the fiscal year ended February 28, 1998, payments in the amount of $12,868,729 were made pursuant to the Shareholder Services Agreement, all of which was paid to Edward D. Jones & Co.

Tax Status

The Trust's Tax Status

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o  invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.



Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as additional shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

    Capital Gains

      Because the Trust invests primarily for income and because it normally holds portfolio instruments to maturity, it is not expected to realize long-term capital gains.

Yield

    The Trust's yield for the seven-day period ended February 28, 1998 was 4.79%.

The Trust calculates its yield, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Trust, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The Trust's effective yield for the seven-day period ended February 28, 1998 was 4.90%.

The Trust's effective yield is computed by compounding the unannualized base period return by:

      o  adding 1 to the base period return;

      o  raising the sum to the 365/7th power; and

      o  subtracting 1 from the result.

Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for the one, five, and ten-year periods ended February 28, 1998 were 4.84%, 4.12%, and 5.15%, respectively.

Performance Comparisons

The Trust's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates on money market instruments;

      o  changes in Trust expenses; and

      o  the relative amount of Trust cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Trust will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.

Advertisements and other sales literature for the Trust may refer to total return. Total return is the historic change in the value of an investment in the Trust based on the monthly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Trust may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.



In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35.0 billion,$17.1 billion and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

*Source: Investment Company Institute


     Cusip 480023100
     8032801B (4/98)



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
 (a)   Financial Statements (Filed in Part A)
 (b)   Exhibits:
        (1)  Conformed copy of the Declaration of Trust as amended;
               (15)
        (2)  (i) Copy of By-Laws of the Registrant as amended and restated; (15)
             (ii)Copy of Amendment No. 3 to the By-Laws; +
        (3)  Not applicable;
        (4) Copy of Specimen Certificate for Shares of Beneficial
        Interest of the Registrant; (15) (5) Conformed copy of the
        Investment Advisory Contract of the Registrant; (11) (6) (i)
        Conformed copy of Distributor's Contract; (11)
             (ii) Copy of the Selling Group Agreement; (15)
        (7)  Not applicable;
        (8) (i) Conformed copy of the revised Custodian Agreement of the Registrant; (15)
             (ii) Conformed copy of Domestic Custody Fee
                    Schedule; +
              (9)  (i).........Conformed copy of Agreement for Fund Accounting
        Services, Administrative Services, Transfer
                                            Agency Services and Custody Services
                                            Procurement; +
                   (ii)........Conformed copy of Amended and Restated
                                            Shareholder Services Agreement; +
                   (iii).......Conformed copy of Shareholder Services Sub-
                               Contract; (15)
       (10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being registered; (15)
       (11)  Conformed copy of Consent of Independent Accountants; +
       (12)  Not applicable;
       (13)  Conformed copy of Initial Capital Understanding; (15)
       (14)  Not applicable;
       (15)  Not applicable;
       (16)  Copy of Schedule for Computation of Yield Calculation; (9)
       (17)  Copy of Financial Data Schedule; +
       (18)  Not applicable;
       (19)  Conformed copy of Power of Attorney; (16)

+     All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1989. (File Nos. 2-66437 and 811-2993)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed April 22, 1997. (File Nos. 2-66437 and 811-2993)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of March 26, 1998
            --------------                      ----------------------

            Shares of Beneficial Interest       703,991
            (no par value)

Item 27.    Indemnification: (11)






11. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Edward D. Jones Daily Passport Cash Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

                    (a)  None

            (b) Edward D. Jones & Co. L.P. is a limited partnership. However, the general partner is EDJ Holding Company, Inc., and the sole limited partner is The Jones Financial Companies, a Limited Partnership. Listed below are the names of the general principals of The Jones Financial Companies, a Limited Partnership. The address for each of the foregoing general principals is: 201 Progress Parkway, Maryland Heights, Missouri 63043. None of the general principals hold offices or positions with the Registrant.

           Allan J. Anderson              United Kingdom
           Charles E. Armstrong Jr.       Investment Representative (IR)
           Jandy R. Arnold                 Insurance/Annuity Operations
           John W. Bachmann               Managing Principal
           Thomas M. Bartow               Advanced IR Training
           James D. Bashor                IR -Regional Leader
           Kevin D. Bastien                Accounting
           Armin C. Baumgartel            IR - Regional Leader
           Robert J. Beck                 Municipal Bonds
           Roger W. Bennett               IR - Regional Leader
           John D. Beuerlein              IR Development
           Howard W. Bokhoven             IR - Regional Leader
           John S. Borota                 Sales Recruiting
           Robb R. Boyd                   IR - Regional Leader
           Harold Britton                 IR - Regional Leader
           William H. Broderick III       On-Line Marketing
           Morton L. Brown                Managed Asset Services
           Daniel A. Burkhardt            Investment Banking
           Jack L. Cahill                 IR Training
           Brett A. Campbell              New IR Marketing
           William F. Campbell            IR - Regional Leader
           John J. Caruso                 Information Systems
                                            Architecture
           Guy R. Cascella                IR Development
           Pamela K. Cavness              Compliance
           Richard A. Christensen Jr.     Mutual Fund Operations
           Robert J. Ciapciak             Managing Principal Support
           Stephan P. Clement             Video
           Cheryl J. Cook-Schneider       Compliance
           Loyola A. Cronin               Branch Staff Training
           Gary J. Coon                   IR - Regional Leader
           Richard A. Coon                IR - Regional Leader
           Terry E. Crow                  Trust Company
           Michael W. Cummins             IR - Regional Leader
           Paul J. Curran                 IR - Regional Leader
           Harry J. Daily, Jr.            IR - Regional Leader
           Paul R. Daniels                IR - Regional Leader
           Douglas E. Davis               IR - Regional Leader
           John M. Delavan                IR - Regional Leader
           John P. Dille                  IR - Regional Leader
           James E. Docksey               IR - Regional Leader
           Cynthia A. Doria               Legal
           Gregory B. Dosmann             IR Development
           Brian T. Duffy                 IR - Regional Leader
           William T. Dwyer               IR - Regional Leader
           Abe W. Dye                     IR - Regional Leader
           Norman L. Eaker                Operations Division
           Robert A. Eaker                IR - Regional Leader
           James K. Eberle                IR - Regional Leader
           Michael J. Esser               Government Relations
           Scott A. Ferguson              IR - Regional Leader
           Ann M. Ficken                  Internal Audit
           Kevin N. Flatt                 Fixed Income
           Steven J. Fraser               Securities Processing
           Chris A. Gilkison              Branch Locations
           Barbara G. Gilman              Sales Hiring
           Steven L. Goldberg             Central Services
           Ronald L. Gorgen               Field Services
           Robert L. Gregory              New IR Support
           Kevin C. Haarberg              IR - Regional Leader
           Stuart E. Hamilton             IR - Regional Leader
           Patricia F. Hannum             Marketing Services
           Paul J. Hansell                IR - Regional Leader
           Stephen P. Harrison            IR - Regional Leader
           David L. Hayes                 IR - Regional Leader
           Randy K. Haynes                Branch Services
           Peter R. Heisler               IR - Regional Leader
           Clifton L. Helbert             IR - Regional Leader
           John M. Hess                   IR - Regional Leader
           Mary Beth Heying               Communications
           Douglas E. Hill                Chief Operating Officer
           David V. Hirsch                IR - Regional Leader
           Thomas W. Hizar Jr.            Investment Banking
           William H. Hochstetler         IR - Regional Leader
           Alan J. Holmes                 IR - Regional Leader
           Michael R. Holmes Sr.          Human Resources
           Don R. Howard                  IR - Regional Leader
           Earl H. Hull Jr.               IR - Regional Leader
           Glennon D. Hunn                Information Systems Controls
           Gary R. Hunziker               IR - Regional Leader
           Thomas G. Iorio                IR - Regional Leader
           John E. Johnson                Information Systems
                                            Architecture
           James J. Johnston              IR - Regional Leader
           Myles P. Kelly                 Accounting
           Kenneth G. King                Market Research
           Timothy J. Kirley              United Kingdom
           Thomas M. Kliethermes          IR - Regional Leader
           Todd D. Knickerbocker          IR - Regional Leader
           Timothy J. Koehl               Canada
           James A. Krekeler              Investment Banking
           Frederick H. Kruse             Boone National
           David L. Lane                  IR - Regional Leader
           Philip L. Langstraat           IR - Regional Leader
           Mark A. Leverenz               Securities Processing
           Michele M. Liebman             Information Systems Support
           Rhonda L. Liesenfeld           Government Bonds
           Richie L. Malone               Chief Information Officer
           J. Kevin Mangum                IR - Regional Leader
           Timothy J. McCoy               Customer Retention Marketing
           Thomas L. Migneron             Income Distribution and
                                            Settlement Operations
           Richard G. Miller Jr.          IR - Regional Leader
           Thomas W. Miltenberger         Mutual Funds Marketing
           Merry L. Mosbacher             Insurance Marketing
           Rodger M. Naugle               IR -Regional Leader
           Steven Novik                   Chief Financial Officer
           Robert K. Nyberg               IR - Regional Leader
           Barbara H. Ostby               IR - Regional Leader
           David G. Otto                  Research Marketing
           Curtis A. Paul                 IR - Regional Leader
           Van M. Pearcy                  IR - Regional Leader
           James H. Phillips              IR - Regional Leader
           Gregory C. Picogna             IR - Regional Leader
           Darryl L. Pope                 Service Division
           Leonard A. Price               IR - Regional Leader
           Colleen A. Raley               Advertising
           Ray W. Raley, Jr.              Equities
           Gary D. Reamey                 International Expansion
           Trevor D. Reese Jr.            IR - Regional Leader
           James L. Regnier               Branch Training
           Ray L. Robbins Jr.             Research
           Wann Van Robinson III          IR - Regional Leader
           Charles N. Rogers              IR Development
           Douglas L. Rosen               IR - Regional Leader
           Timothy W. Rupp                IR - Regional Leader
           Harry J. Sauer III             Customer Loan & Banking Services
           Arthur Schlappi                IR - Regional Leader
           Thomas D. Schlosser            IR - Regional Leader
           Philip R. Schwab               Syndicate
           Festus W. Shaughnessy III      Sales Hiring
           Robert D. Shillingstad         IR - Regional Leader
           Connie W. Silverstein          Banking Services
           Alan F. Skrainka               Research Marketing
           John S. Sloop                  Market Development
           Randall L. Smith               IR - Regional Leader
           Ronald H. Smith                IR - Regional Leader
           Lawrence R. Sobol              Chief Legal Counsel
           Lawrence E. Thomas             IR Development
           Daniel J. Timm                 New IR Training
           Terry R. Tucker                Information Systems
                                            Operational Support
           Richard G. Unnerstall          Information Systems User
                                            Interfaces
           Steven A. Vanvoorhis           IR - Regional Leader
           Susan S. Venn                  Financial Reporting
           Vincent A. Vento, Jr.          Research
           Robert L. Virgil Jr.           Managing Principal Support
           Jo Ann Von Bergen              Cash Operations
           Donald E. Walter               Field Supervision
           James D. Weddle                Branch Development
           Victoria R. Westall            Financial Planning
           Thomas J. Westphal             Customer Information
           Heidi S. Whitfield             Product Review
           Robert D. Williams             IR -Regional Leader
           Price P. Woodward              Customer Segments
           Alan T. Wright                 Investment Banking
           Bradley A. Ytterberg           Customer Segments
           Judith A. Zeilmann             Human Resources

            (c) Not applicable

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

        Edward D. Jones & Co. Daily         Federated Investors Tower
        Passport Cash Trust                 Pittsburgh, Pennsylvania
                                            15222-3779

        State Street Bank and Trust         P.O. Box 8600
        Company ("Custodian")               Boston, Massachusetts
                                            02266-8600

        Federated Shareholder Services Company
        ("Transfer Agent and                Federated Investors Tower
        Dividend Disbursing Agent")         Pittsburgh, Pennsylvania
                                            15222-3779

        Federated Services Company          Federated Investors Tower
        ("Administrator")                   Pittsburgh, Pennsylvania
                                            15222-3779

        Passport Research, Ltd.             Federated Investors Tower
        ("Adviser")                         Pittsburgh, Pennsylvania
                                            15222-3779



Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April, 1998.

                 EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Matthew S. Hardin
    Matthew S. Hardin             Attorney In Fact          April 28, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE
John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Richard B. Fisher*                President

John W. McGonigle*                Treasurer, Executive Vice
                                  President and Secretary
                                  (Principal Financial and
                                   Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney